FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2011

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):                     [ ]  is a restatement
                                                      [ ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:                  Water Island Capital, LLC
Address:               41 Madison Avenue
                       New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Matthew Hemberger
Title:         Chief Compliance Officer
Phone:         (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger             New York, New York              5/6/2011
    [Signature]                   [City, State]                   [Date]

Report Type:         (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         0

Form 13F Information Table Entry Total:                                   65

Form 13F Information Table Value Total:                          $ 1,665,823
                                                                  (thousands)


List of Other Included Managers:                                        NONE

                                                  FAIR MARKET  SHARES OR                                            VOTING AUTHORITY
                        TITLE OF       CUSIP      VALUE        PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER            ----------------
NAME OF ISSUER          CLASS          NUMBER     (000'S)      AMOUNT     PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------          --------       ------     -----------  ---------  ---  ----  ----------    --------  ----   ------    -----
VERIGY LTD                SHS         Y93691106         5208     369651    SH          SOLE                  369651
ABINGTON BANCORP          COM         00350L109         9939     812661    SH          SOLE                  812661
ALBERTO CULVER CO NEW     COM         013078100         106558  2859074    SH          SOLE                 2859074
ALLIED DEFENSE GROUP      COM         019118108         1420     403319    SH          SOLE                  403319
ALPHA NATURAL RESOURCES
 INC                      COM         02076X102         238         749    SH  CALL    SOLE                     749
ALPHA NATURAL RESOURCES
 INC                      COM         02076X102         235        1005    SH  CALL    SOLE                    1005
AMERICA SVC GROUP INC     COM         02364L109         93         3611    SH          SOLE                    3611
ANIMAL HEALTH INTL INC    COM         03525N109         4174     993928    SH          SOLE                  993928
ANSWERS CORP              COM         03662X100         31         3000    SH          SOLE                    3000
ATHEROS COMMUNICATIONS
 INC                      COM         04743P108         114512  2564666    SH          SOLE                 2564666
BECKMAN COULTER INC  NOTE 2.500%12/1  075811AD1         119      100000    SH          SOLE                  100000
BECKMAN COULTER INC       COM         075811109         105432  1269190    SH          SOLE                 1269190
BUCYRUS INTL INC NEW      COM         118759109         97229   1063192    SH          SOLE                 1063192
CAPITALSOURCE INC    SDCV 7.250%7/1   14055XAE2         100      100000    SH          SOLE                  100000
CAPITAL GOLD CORP         COM NEW     14018Y205         6427     999539    SH          SOLE                  999539
CLINICAL DATA INC NEW     COM         18725U109         2923      96484    SH          SOLE                   96484
CONEXANT SYSTEMS INC      COM NEW     207142308         15456   6493914    SH          SOLE                 6493914
DANVERS BANCORP INC       COM         236442109         13270    640532    SH          SOLE                  640532
DIONEX CORP               COM         254546104         84466    715510    SH          SOLE                  715510
DRUGSTORE COM INC         COM         262241102         5001    1299000    SH          SOLE                 1299000
EMERGENCY MEDICAL SVCS
 CORP                     CL A        20452A108         90278   1419684    SH          SOLE                 1419684
FORTUNE BRANDS INC        COM         349631101         37          600    SH          SOLE                     600
GENZYME CORP              COM         372917104         110691  1453591    SH          SOLE                 1496158
GSI COMMERCE INC          COM         36238G102         29214    998098    SH          SOLE                 1496158
HOLLY CORP          COM PAR $0.01     435758305         71         1172    SH          SOLE                    1172
HYPERCOM CORP             COM         44913M105         60538   5032246    SH          SOLE                 5032246
ITT CORP NEW              COM         450911102         90         1500    SH          SOLE                    1500
ITT CORP NEW              COM         450911102         8            20    SH  CALL    SOLE                      20
K SEA TRANSN PARTNERS
 LP                       COM         48268Y101         3169     387395    SH          SOLE                  387395
L-1 IDENTITY SOLUTIONS
 INC                      COM         50212A106         66787   5669520    SH          SOLE                 5669520
LADISH INC              COM NEW       505754200         99385   1422484    SH          SOLE                 1422484
LDK SOLAR CO LTD    NOTE 4.750%4/1    50183LAB3         25        25000    SH          SOLE                   25000
LUBRIZOL CORP             COM         549271104         99264    741000    SH          SOLE                  741000
MARATHON OIL CORP         COM         565849106         80         1500    SH          SOLE                    1500
MARATHON OIL CORP         COM         565849106         6            10    SH  CALL    SOLE                      10
MASSEY ENERGY COMPANY     COM         576206106         36175    529188    SH          SOLE                  529188
MASSEY ENERGY COMPANY     COM         576206106         24         1368    SH  PUT     SOLE                    1368
MASSEY ENERGY COMPANY     COM         576206106         170        5144    SH  PUT     SOLE                    5144
NYSE EURONEXT             COM         629491101         49         1400    SH          SOLE                    1400
NYSE EURONEXT             COM         629491101         1             7    SH  CALL    SOLE                       7
NATIONWIDE HEALTH PPTYS
 INC                      COM         638620104         24338    572248    SH          SOLE                  572248
NAVISITE INC            COM NEW       63935M208         4929     897775    SH          SOLE                  897775
NEWALLIANCE BANCSHARES
 INC                      COM         650203102         25621   1726534    SH          SOLE                 1726534
NOVARTIS A G         SPONSORED ADR    66987V109         8          1547    SH  CALL    SOLE                    1547
NOVELL INC                COM         670006105         50389   8497291    SH          SOLE                 8497291
OPTIONSXPRESS HLDGS
 INC                      COM         684010101         21579   1178550    SH          SOLE                 1178550
PRE PAID LEGAL SVCS
 INC                      COM         740065107         24548    371940    SH          SOLE                  371940
PRIDE INTL INC DEL        COM         74153Q102         56605   1317931    SH          SOLE                 1317931
PROGRESS ENERGY INC       COM         743263105         42228    915211    SH          SOLE                  915211
RC2 CORP                  COM         749388104         14612    520011    SH          SOLE                  520011
REHABCARE GROUP INC       COM         759148109         49687   1347627    SH          SOLE                 1347627
RETAIL VENTURES           COM         76128Y102         19538   1132640    SH          SOLE                 1132640
ROME BANCORP INC NEW      COM         77587P103         5002     425575    SH          SOLE                  425575
RURAL / METRO CORP        COM         781748108         8168     479353    SH          SOLE                  479353
SPDR S&P 500 ETF TR     TR UNIT       78462F103         122        2496    SH  PUT     SOLE                    2496
SMURFIT-STONE CONTAINER
 CORP                     COM         83272a104         44048   1139682    SH          SOLE                 1139682
SPECTRUM CTL INC          COM         847615101         4411     224137    SH          SOLE                  224137
STERLING BANCSHARES INC   COM         858907108         32997   3832376    SH          SOLE                 3832376
SUSQUEHANNA BANCSHARES
 INC P                    COM         869099101         1           132    SH          SOLE                     132
TGC INDS INC            COM NEW       872417308         35         4460    SH          SOLE                    4460
TERRA NOVA RTY CORP       COM         88102D103         1386     160983    SH          SOLE                  160983
TERREMARK WORLDWIDE
 INC                    COM NEW       881448203         12812    674293    SH          SOLE                  674293
TOMOTHERAPY INC           COM         890088107         23294   5097293    SH          SOLE                 5097293
WILMINGTON TRUST CORP     COM         971807102         20551   4546727    SH          SOLE                 4546727
ZORAN CORP                COM         98975F101         10021    964470    SH          SOLE                  964470
